14. Stock-Based Compensation (Details-Option activity) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Options
Outstanding at beginning of period	2,536,000
Granted	384,000
Exercised	0
Forfeited or expired	(43,000)
Outstanding at end of period	2,877,000	2,536,000
Exercisable at end of period	1,592,000
Options available for grant, ending	1,456,000
Weighted Average Exercise Price
Outstanding at beginning of period	$ 7.78
Granted	2.28	$ 3.91
Forfeited or expired	(13.89)
Outstanding at end of period	6.96	$ 7.78
Exercisable at end of period	$ 9.62
Weighted Average Contractual Term
Outstanding at end of period	7 years 9 months 25 days
Exercisable at end of period	6 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding at end of period	$ 0
Exercisable at end of period	$ 0